Other disclosures - Restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other disclosures
Legal reserve	$ 10,683	$ 10,399
Statutory reserve on individual basis	$ 8,086	$ 8,086